Rule 497 (e)

333-124048

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED NOVEMBER 9, 2017

TO PROSPECTUS DATED MAY 1, 2017

The following investment options have been added to the Low Cost Fund Platform Fee Portfolios at 0.35%.

DFA VA Equity Allocation

DoubleLine NVIT Total Return Tactical

JNL-PROS-S-11-09-2017